CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 6,565,607	$ 14,511,890
Restricted cash	7,990,000	9,990,000
Trade receivables, net	804,720	357,457
Prepaid expenses and other receivables	1,436,413	1,145,949
Due from related parties	3,427,398	3,059,450
Inventories	1,702,034	2,519,693
Interest rate swaps	85,083	106,823
Total current assets	22,011,255	31,691,262
FIXED ASSETS:
Vessels, net	370,954,242	386,030,157
Other fixed assets, net	102,398	162,380
Total fixed assets	371,056,640	386,192,537
OTHER NON-CURRENT ASSETS:
Intangible assets	3,853,069	10,107,981
Other assets	918,241	1,604,858
Restricted cash	10,000	10,000
Total Assets	397,849,205	429,606,638
CURRENT LIABILITIES:
Trade accounts payable	1,944,889	1,049,236
Accrued expenses	2,282,624	2,255,045
Interest rate swaps	82,123	190,973
Due to related parties	42,489	40,266
Deferred income	1,069,382	833,064
Current portion of long-term debt	134,950,000	179,550,000
Dividends on preferred shares payable	515,437	515,437
Total current liabilities	140,886,944	184,434,021
LONG-TERM LIABILITIES:
Warrant liability	282,375	0
Below-market acquired time charters	0	453,248
Total long-term liabilities	282,375	453,248
Total liabilities	141,169,319	184,887,269
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 25,291,715 and 31,130,715 shares issued and outstanding at December 31, 2013 and 2014, respectively	311,307	252,917
Preferred stock, par value $0.01; 25,000,000 shares authorized, of which:
Series A Participating Preferred Stock: 1,000,000 designated, none issued and outstanding	0	0
Series B Preferred Shares: 2,500,000 designated, none issued and outstanding	0	0
Series B-1 Preferred Shares: 2,500,000 designated, none issued and outstanding	0	0
Series C Preferred Shares: 2,500,000 designated, 916,333 shares issued and outstanding at December 31, 2013 and 2014, respectively	9,163	9,163
Additional paid-in capital	250,109,765	238,915,563
Accumulated other comprehensive (loss) / income	62,009	(84,150)
Retained earnings	6,187,642	5,625,876
Total stockholders' equity	256,679,886	244,719,369
Total Liabilities and Stockholders' Equity	$ 397,849,205	$ 429,606,638